MERRILL LYNCH LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity Separate Account D
Supplement dated September 25, 2009
to the
Prospectus for
MERRILL LYNCH IRA ANNUITY
(Dated May 1, 2009)
This supplement corrects a typographical error in the name of a fund described in the variable annuity contract listed above issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.
All reference to the following fund:
Fidelity Advisor Series I — Class A Shares
Managed by Fidelity Management & Research Company
Advisor Mid Cap Growth Fund
should be deleted and replaced with the following:
Fidelity Advisor Series I — Class A Shares
Managed by Fidelity Management & Research Company
Advisor Mid Cap Fund
Please note that all of the information and materials that you received relating to this fund, including the fund prospectus, are correct.
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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at 4333 Edgewood Road NE, Cedar Rapids, IA 52499.